Issued Capital (Details) - Schedule of Share Issuances - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
March 4, 2024 [Member]
Schedule of Share Issuances [Line Items]
Number of shares issued during the year	Issue of shares under ATM Facility
Number (in Shares)	855,263,158
Issue Price (in Dollars per share)	$ 0.0038
Amount	$ 3,250,000
April 22, 2024 [Member]
Schedule of Share Issuances [Line Items]
Number of shares issued during the year	Issue of shares under options exercised
Number (in Shares)	7,097,419
Issue Price (in Dollars per share)	$ 0.007
Amount	$ 49,682
Ordinary Shares [Member]
Schedule of Share Issuances [Line Items]
Number, Beginning (in Shares)	33,023,040	322,857,900	1,046,658,646
Amount, Beginning	$ 184,263	$ 16,339,071	$ 36,744,236
Number, Ending (in Shares)	2,805,217,700	33,023,040	322,857,900
Amount, Ending	$ 9,181,662	$ 184,263	$ 16,339,071
Ordinary Shares [Member] | July 2, 2021 [Member]
Schedule of Share Issuances [Line Items]
Number of shares issued during the year			Issue of shares under ATM Facility
Number (in Shares)			322,857,900
Issue Price (in Dollars per share)			$ 0.053
Amount			$ 17,176,040
Ordinary Shares [Member] | June 30, 2022 [Member]
Schedule of Share Issuances [Line Items]
Number of shares issued during the year			Security issuance costs
Amount			$ (836,969)
Ordinary Shares [Member] | September 21, 2022 [Member]
Schedule of Share Issuances [Line Items]
Number of shares issued during the year		Issue of shares under ATM Facility
Number (in Shares)		9,543,840
Issue Price (in Dollars per share)		$ 0.0135
Amount		$ 128,842
Ordinary Shares [Member] | March 15, 2023 [Member]
Schedule of Share Issuances [Line Items]
Number of shares issued during the year		Issue of shares under ATM Facility
Number (in Shares)		23,479,200
Issue Price (in Dollars per share)		$ 0.008
Amount		$ 187,834
Ordinary Shares [Member] | June 30, 2023 [Member]
Schedule of Share Issuances [Line Items]
Number of shares issued during the year		Security issuance costs
Amount		$ (132,413)
Ordinary Shares [Member] | November 29, 2023 [Member]
Schedule of Share Issuances [Line Items]
Number of shares issued during the year	Issue of shares under ATM Facility
Number (in Shares)	362,462,762
Issue Price (in Dollars per share)	$ 0.0035
Amount	$ 1,268,620
Ordinary Shares [Member] | January 8, 2024 [Member]
Schedule of Share Issuances [Line Items]
Number of shares issued during the year	Issue of shares under ATM Facility
Number (in Shares)	1,008,965,805
Issue Price (in Dollars per share)	$ 0.0035
Amount	$ 3,531,380
Ordinary Shares [Member] | February 2, 2024 [Member]
Schedule of Share Issuances [Line Items]
Number of shares issued during the year	Security issuance costs
Number (in Shares)	571,428,556
Issue Price (in Dollars per share)	$ 0.0035
Amount	$ 2,000,000
Ordinary Shares [Member] | June 30, 2024 [Member]
Schedule of Share Issuances [Line Items]
Number of shares issued during the year	Security issuance costs
Number (in Shares)
Amount	$ (918,020)